Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

December 31, 2013 (millions of Canadian dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	557	249	3	311
Other	5	3	—	2

	562	252	3	313

December 31, 2012 (millions of Canadian dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	451	301	116	266
Other	5	4	—	1

	456	305	116	267